-------------------------------------------------------------------------------










SHORT TERM
INCOME
FUND, INC.







                                 Annual Report
                                 August 31, 1997









-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
SHORT TERM
INCOME FUND, INC.                        600 FIFTH AVENUE, NEW YORK, N.Y. 10020
                                                                   212/830-5200
===============================================================================



Dear Shareholder:




We are pleased to present the annual report of Short Term Income Fund, Inc. for the year ended August 31, 1997.

The Fund's Money Market Portfolio had 78,213 shareholders and net assets of $1,068,440,114 as of August 31, 1997. The Government Portfolio had 12,820 shareholders and net assets of $804,547,598 as of August 31, 1997.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,


\s\Steven W. Duff


Steven W. Duff
President


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
AUGUST 31, 1997
===============================================================================

  Face                                                                          Maturity                     Value
 Amount                                                                           Date       Yield         (Note 1)
 ------                                                                           ----       -----         --------

Bankers' Acceptances (2.31%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 25,000,000    Bank of Tokyo - Mitsubishi                                      11/17/97      5.65%       $  24,706,028
------------                                                                                              -------------
  25,000,000    Total Bankers' Acceptances                                                                   24,706,028
------------                                                                                              -------------

Certificates of Deposit (5.61%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 20,000,000    Chase Manhattan Bank (USA)                                      10/06/97      5.56%       $  20,000,000
  20,000,000    PNC Bank, N.A.                                                  05/27/98      5.67           19,994,148
  20,000,000    Union Bank of California                                        10/20/97      5.59           20,000,000
------------                                                                                              -------------
  60,000,000    Total Certificates of Deposit                                                                59,994,148
------------                                                                                              -------------

Commercial Paper (15.48%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 20,000,000    Bank of America Corporation                                     02/17/98      5.70%       $  19,482,933
  15,000,000    Bear Stearns Cos., Inc.                                         10/07/97      5.63           14,919,063
  15,000,000    Bear Stearns Cos., Inc.                                         10/14/97      5.61           14,903,225
   5,000,000    Campagnie Bancaire USA Finance Corp.                            11/04/97      5.57            4,951,962
  10,000,000    Cregem North America Inc.                                       10/14/97      5.61            9,935,483
  37,000,000    Cregem North America Inc.                                       10/17/97      5.60           36,744,325
  20,000,000    GE Capital Corp.                                                02/09/98      5.70           19,507,556
  45,000,000    UBS Finance                                                     09/02/97      5.63           45,000,000
------------                                                                                              -------------
 167,000,000    Total Commercial Paper                                                                      165,444,547
------------                                                                                              -------------

LOC Commercial Paper (30.36%)
-----------------------------------------------------------------------------------------------------------------------------------
$  9,850,000    Banco Bandeirantes
                LOC Barclays Bank PLC                                           06/08/98      5.84%       $   9,425,563
  10,000,000    Banco Bandeirantes
                LOC Barclays Bank PLC                                           06/18/98      5.81            9,556,867
  10,000,000    Banco Bandeirantes
                LOC Barclays Bank PLC                                           06/24/98      5.90            9,542,750
  20,000,000    Banco Rio de La Plata, S.A.
                LOC Bayerische Vereinsbank, A.G.                                10/30/97      5.62           19,826,000
  15,000,000    Bancomer S.A.
                LOC Bank of Montreal                                            09/24/97      5.72           14,949,125
  27,000,000    China International Marine Containers
                LOC Societe Generale                                            10/08/97      5.57           26,850,960
  42,000,000    Dean Health System Inc.
                LOC Rabobank Nederland                                          10/23/97      5.75           41,660,850
  20,000,000    Formosa Plastics Corp.
                LOC ABN AMRO Bank N.V.                                          09/29/97      5.59           19,917,200

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------



===============================================================================

  Face                                                                          Maturity                     Value
 Amount                                                                           Date       Yield         (Note 1)
 ------                                                                           ----       -----         --------
LOC Commercial Paper (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 30,000,000    Garanti Funding Corp.
                LOC Bayerische Vereinsbank, A.G.                                04/01/98      5.71%       $  29,032,916
  20,000,000    Generale Banking and Trust
                LOC First Boston                                                02/02/98      5.67           19,531,650
  15,000,000    Guandong Enterprise
                LOC First Boston                                                11/06/97      5.62           14,849,958
  25,000,000    Nacional Financiera S.N.C. Grand Cayman
                LOC Societe Generale                                            11/17/97      5.60           24,708,667
  20,000,000    Transportadora de Gas del Sur SA
                LOC Dresdner Bank A.G.                                          10/21/97      5.60           19,849,733
  10,000,000    Transportadora de Gas del Sur SA
                LOC Dresdner Bank A.G.                                          10/24/97      5.60            9,920,267
  20,000,000    Unifunding Inc.
                LOC Unibank                                                     10/22/97      5.60           19,846,667
  10,000,000    Unifunding Inc.
                LOC Unibank                                                     10/29/97      5.56            9,913,075
  25,000,000    Western Finance
                LOC Federal Home Loan Bank                                      09/03/97      5.55           24,996,146
------------                                                                                              -------------
 328,850,000    Total LOC Commercial Paper                                                                  324,378,394
------------                                                                                              -------------
U.S. Government Agencies  (0.94%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 10,000,000    Federal Farm Credit Bank (f)                                    03/03/98      5.30%       $  10,000,000
------------                                                                                              -------------
  10,000,000    Total U.S. Government Agencies                                                               10,000,000
------------                                                                                              -------------
Japanese Eurodollar Certificates of Deposit (2.25%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 10,000,000    Norinchukin Bank                                                10/21/97      5.63%       $  10,000,135
  14,000,000    Sumitomo Bank                                                   10/07/97      5.65           14,001,678
------------                                                                                              -------------
  24,000,000    Total Japanese Eurodollar Certificates of Deposit                                            24,001,813
------------                                                                                              -------------
Loan Participations (5.62%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 15,000,000    Ford Motor Company with Morgan Guaranty (g)                     09/15/98      5.00%       $  15,000,000
  20,000,000    Marsh & McLennan Companies with Chase Manhattan Bank (j)        02/24/98      5.70           20,000,000
  25,000,000    Marsh & McLennan Companies with Chase Manhattan Bank (i)        08/24/98      5.72           25,000,000
------------                                                                                              -------------
  60,000,000    Total Loan Participation                                                                     60,000,000
------------                                                                                              -------------
Master Notes (16.38%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 45,000,000    Donaldson, Lufkin & Jenrette, Inc. (a)                          02/06/98      5.71%       $  45,000,000
  45,000,000    J.P. Morgan Securities Inc. (c)                                 04/02/98      5.69           45,000,000
  40,000,000    The Goldman Sachs Group L.P. (b)                                04/28/98      5.79           40,000,000
  45,000,000    Williamette Industries Incorporated (d)                         07/09/98      5.66           45,000,000
------------                                                                                              -------------
 175,000,000    Total Master Notes                                                                          175,000,000
------------                                                                                              -------------

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 1997
===============================================================================

  Face                                                                          Maturity                     Value
 Amount                                                                           Date       Yield          (Note 1)
 ------                                                                           ----       -----          --------
Other Notes (16.94%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 4,040,000     Bollman Capital, LLC Taxable VRD Note (e)
                (Bollman Project) - Series 1996 A
                LOC First of America/Michigan National Bank                     12/15/26      5.64%       $   4,040,000
  2,360,000     Carriage Inn Retirement, Community of Cadiz (e)
                LOC Key Bank, N.A.                                              10/01/17      5.67            2,360,000
  2,820,000     Carriage Inn Retirement Community of Dayton, Inc. - Series 1996 (e)
                LOC Key Bank, N.A.                                              10/01/16      5.67            2,820,000
  5,500,000     City & County of Denver (e)
                LOC Canadian Imperial Bank of Commerce                          05/01/11      5.65            5,500,000
  7,695,000     Dickson Press, Inc. Taxable VRD Notes - Series 1997 (e)
                LOC First Michigan Bank                                         01/01/27      5.75            7,695,000
  5,000,000     First Metropolitan Title Company Taxable Variable Rate Demand Notes (e)
                LOC Michigan National Bank                                      05/01/22      5.62            5,000,000
  3,130,000     Greensboro, NC Public Improvement - Series C (e)                04/01/14      5.65            3,130,000
  4,755,000     Growth Properties I, Ltd L.P. 1997 (e)
                LOC Columbus Bank & Trust Company                               07/01/12      5.70            4,755,000
  2,400,000     Hamburg NY, IDA (Rosewood Senior Village Project) (e)
                LOC Key Bank, N.A.                                              12/20/38      5.75            2,400,000
  7,000,000     Illinois Health Facilities (Loyola University) (e)
                MBIA Insured                                                    07/01/24      5.65            7,000,000
  1,725,000     KBL Capital Fund Floating Rate Note (e)
                LOC Old Kent Bank & Trust Co.                                   07/01/15      5.64            1,725,000
  4,000,000     LKWP Investments, LLC (e)
                LOC First Michigan Bank                                         03/01/27      5.75            4,000,000
  1,015,000     Labelle Capital Funding Floating Rate Note (e)
                LOC First of America/Michigan National Bank                     09/01/26      5.64            1,015,000
  2,000,000     Miami Valley Realty Floating Rate Demand Taxable Notes (e)
                LOC Key Bank, N.A.                                              06/01/12      5.67            2,000,000
  1,000,000     Mt. Carmel East Professional Office Building (e)
                LOC National City Bank                                          01/01/14      5.65            1,000,000
    500,000     New Orleans Aviation Board Taxable Refunding Bonds - Series 1993A (e)
                MBIA Insured                                                    08/01/00      5.71              500,000

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------





===============================================================================




  Face                                                                          Maturity                     Value
 Amount                                                                           Date       Yield          (Note 1)
 ------                                                                           ----       -----          --------
Other Notes (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 25,000,000    New York City GO Bonds
                FGIC Insured                                                    11/21/97      5.77%       $  25,000,000
  13,000,000    New York State HFA (Housing RB) - Series 1997 B (e)
                LOC Fleet Bank                                                  05/01/13      5.65           13,000,000
  36,000,000    Oregon State (Georgia Pacific) - Series 1995 B
                LOC Commerzbank A.G.                                            11/05/97      5.73           36,000,000
   1,100,000    Pennsylvania EDFA (CEO Deux, Inc.) (e)
                LOC PNC Bank                                                    08/01/08      5.55            1,100,000
   4,500,000    Polar Plastics, Inc. (e)
                LOC PNC Bank                                                    08/01/17      5.63            4,500,000
   1,290,000    SDR Capital, L.L.C. (e)
                LOC First Michigan Bank                                         10/01/26      5.75            1,290,000
   3,000,000    Sojourn Project (e)
                LOC First National Bank of Ohio                                 07/01/12      5.80            3,000,000
   8,800,000    Southeast Atlantic Properties LLC Taxable - Series 1996 (e)
                LOC Columbus Bank & Trust Company                               09/01/26      5.70            8,800,000
   1,625,000    City of Pelham IDB IDRB (e)
                (Pelham Industrial Enterprenuer, LLC)
                LOC Columbus Bank & Trust Company                               09/01/06      5.81            1,625,000
   1,850,000    Valley City Linen Co. (e)
                LOC First Michigan Bank                                         02/01/27      5.75            1,850,000
   6,370,000    Washington State Housing Finance Commission (e)
                (Country Manor One Project)
                LOC U.S. Bank of Washington                                     01/01/12      5.70            6,370,000
   4,500,000    Windsor Medical Center, Inc. Variable Taxable Demand Notes (e)
                LOC First National Bank of Ohio                                 12/03/08      5.80            4,500,000
  14,000,000    Winston - Salem, NC COP (e)                                     11/01/12      5.60           14,000,000
   5,000,000    Zylstra Funding, Inc. (e)
                LOC First Michigan Bank                                         06/01/27      5.75            5,000,000
------------                                                                                              -------------
 180,975,000    Total Other Notes                                                                           180,975,000
------------                                                                                              -------------

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 1997
===============================================================================

  Face                                                                          Maturity                     Value
 Amount                                                                           Date       Yield          (Note 1)
 ------                                                                           ----       -----          --------
Repurchase Agreement, Overnight (4.49%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 48,000,000    Donaldson, Lufkin & Jenrette Securities Corporation
                (Collateralized by $47,756,000,
                U.S. Treasury Notes, 5.625% to 9.000%, due 05/15/98 to 02/28/01,
                U.S. Treasury Bond, 7.125%, due 02/15/23,
                Fannie Mae, 6.090%, due 06/14/99,
                Farm Credit Systemwide Bonds, 6.250% to 6.480%,
                due 05/17/97 to 11/12/99)                                       09/02/97      5.57%       $  48,000,000
------------                                                                                              -------------
  48,000,000    Total Repurchase Agreements, Overnight                                                       48,000,000
------------                                                                                              -------------

Yankee Certificates of Deposit (0.94%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 10,000,000    Barclays Bank PLC Floating Rate (h)                             04/16/98      5.65%       $   10,000,000
------------                                                                                              --------------
  10,000,000    Total Yankee Certificates of Deposit                                                          10,000,000
------------                                                                                              --------------
                Total Investments (101.32%) (Cost $1,082,499,930+)                                         1,082,499,930
                Liabilities in Excess of Cash and Other Assets (-1.32%)                                   (    4,059,816)
                                                                                                          --------------
                Net Assets (100.00%)                                                                      $1,068,440,114
                                                                                                          ==============
                Net asset value, offering and redemption price per share:
                Class A Shares, 802,536,245 shares outstanding (Note 3)                                   $         1.00
                                                                                                          ==============
                Class B Shares, 267,951,398 shares outstanding (Note 3)                                   $         1.00
                                                                                                          ==============

                +  Aggregate cost for federal income tax purposes is identical.



FOOTNOTES:
(a) The interest rate is adjusted monthly based on 1 month LIBOR +.05% (30 day put).
(b) The interest rate is adjusted daily based on opening Federal Funds rate +.10% (daily put).
(c) The interest rate is adjusted monthly based on 1 month LIBOR (daily put).
(d) The interest rate is adjusted monthly based on 1 month LIBOR +.03% (7 day put).
(e) Securities payable on demand at par including accrued interest (with 7 days notice). Interest is adjusted weekly.
(f) The interest rate is adjusted monthly based on a 3 month T-Bill +.23%.
(g) The interest rate is adjusted monthly based on 1 month LIBOR +.08%.
(h) The interest rate changes daily based on prime minus 2.87%.
(j) The interest rate is adjusted monthly based on 1 month LIBOR +.07%.

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF NET ASSETS
AUGUST 31, 1997
===============================================================================

  Face                                                                            Maturity                       Value
 Amount                                                                             Date         Yield          (Note 1)
 ------                                                                             ----         -----          --------
Repurchase Agreements (75.45%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 130,000,000   Canadian Imperial Bank of Commerce (Collateralized by $128,993,000,
                U.S. Treasury Bond, 6.875%, due 08/15/25
                U.S. Treasury Notes, 5.375% to 6.375%, due 10/31/97 to 04/30/99)  09/02/97        5.55%      $   130,000,000
  150,000,000   Donaldson, Lufkin & Jenrette (Collateralized by $246,236,000
                U.S. Strips, due 11/15/02 to 05/15/16
                U.S. Treasury Notes, 5.125% to 6.875%, due 12/31/98 to 08/15/07
                U.S. Treasury Bill, due 02/05/98
                Resolution Funding Corporation, due 04/15/99 to 04/15/30)         09/02/97        5.57           150,000,000
   87,000,000   Fuji Bank (Collateralized by $85,885,000,
                U.S. Treasury Notes, 5.750%, due 09/30/97)                        09/02/97        5.55            87,000,000
  200,000,000   Goldman Sachs (Collateralized by $278,247,795,
                GNMA 2.813% to 7.500%, due 01/01/00 to 08/20/27)                  09/02/97        5.60           200,000,000
   40,000,000   Goldman Sachs (Collateralized by $48,528,203,
                GNMA 5.500% to 7.000%, due 02/20/25 to 08/20/26)                  09/08/97        5.53            40,000,000
-------------                                                                                                ---------------
  607,000,000  Total Repurchase Agreements                                                                       607,000,000
-------------                                                                                                ---------------
U.S. Government Obligations (20.46%)
-----------------------------------------------------------------------------------------------------------------------------------
$  10,000,000  U.S. Treasury Bill                                                 03/05/98        5.67%      $     9,725,917
   10,000,000  U.S. Treasury Bill                                                 03/05/98        5.74             9,721,955
   10,000,000  U.S. Treasury Note, 5.75%                                          09/30/97        5.35            10,001,651
   10,000,000  U.S. Treasury Note, 5.75%                                          09/30/97        5.39            10,001,346
   10,000,000  U.S. Treasury Note, 5.75%                                          09/30/97        5.39            10,001,346
   10,000,000  U.S. Treasury Note, 5.62%                                          10/31/97        5.29            10,002,064
   10,000,000  U.S. Treasury Note, 5.62%                                          10/31/97        5.37            10,000,392
   10,000,000  U.S. Treasury Note, 5.38%                                          11/30/97        5.48             9,993,538
   10,000,000  U.S. Treasury Note, 6.00%                                          11/30/97        5.34            10,011,589
   10,000,000  U.S. Treasury Note, 6.12%                                          03/31/98        5.49            10,025,032
   10,000,000  U.S. Treasury Note, 5.87%                                          04/30/98        5.39            10,018,815
   10,000,000  U.S. Treasury Note, 5.87%                                          04/30/98        5.39            10,018,619
   10,000,000  U.S. Treasury Note, 6.12%                                          05/15/98        5.36            10,037,880
   10,000,000  U.S. Treasury Note, 6.12%                                          05/15/98        5.43            10,033,085
   10,000,000  U.S. Treasury Note, 6.00%                                          05/31/98        5.52            10,023,246
   15,000,000  U.S. Treasury Note, 6.00%                                          05/31/98        5.55            15,031,433
-------------                                                                                                ---------------
  165,000,000  Total U.S. Government Obligations                                                                 164,647,908
-------------                                                                                                ---------------
               Total Investments (95.91%)(Cost $771,647,908+)                                                    771,647,908
               Cash and Other Assets in Excess of Liabilities (4.09%)                                             32,899,690
                                                                                                             ---------------
               Net Assets (100.00%)                                                                          $   804,547,598
                                                                                                             ===============
               Net asset value, offering and redemption price per share:
               Class A Shares, 735,580,568 shares outstanding (Note 3)                                       $          1.00
                                                                                                             ===============
               Class B Shares,  68,967,030 shares outstanding (Note 3)                                       $          1.00
                                                                                                             ===============

               +  Aggregate cost for federal income tax purposes is identical.

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
STATEMENTS OF OPERATIONS
YEAR ENDED AUGUST 31, 1997
===============================================================================

                                                                                Money Market           U.S. Government
                                                                                 Portfolio                Portfolio
                                                                            -------------------     ------------------
INVESTMENT INCOME
Income:
    Interest..............................................................   $       56,885,759     $       41,299,929
                                                                             ------------------     ------------------
Expenses: (Note 2)
    Investment management fee.............................................            3,041,228              1,968,002
    Administration fee....................................................            2,150,030              1,600,765
    Distribution fee (Class A)............................................            1,940,126              1,606,151
    Custodian expenses....................................................               91,926                 54,351
    Shareholder servicing and related shareholder expenses................            1,868,305                548,297
    Legal, compliance and filing fees.....................................               72,194                 32,710
    Audit and accounting..................................................               87,370                 60,320
    Directors' fees ......................................................               28,612                 16,223
    Miscellaneous.........................................................               25,177                 14,743
                                                                             ------------------     ------------------
        Total expenses....................................................            9,304,968              5,901,562
        Less:
           Expenses paid indirectly.......................................   (           51,020)    (           15,594)
                                                                              -----------------      -----------------
                Net expenses..............................................            9,253,948              5,885,968
                                                                             ------------------     -------------------
Net investment income.....................................................           47,631,811             35,413,961
                                                                             ------------------     ------------------
REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments...................................               52,064                187,048
                                                                             ------------------     ------------------
Increase in net assets from operations....................................   $       47,683,875     $       35,601,009
                                                                             ==================     ==================



-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED AUGUST 31, 1997 AND 1996
===============================================================================


                                                   Money Market Portfolio             U.S. Government Portfolio
                                            ----------------------------------    ----------------------------------
                                                  1997               1996              1997               1996
                                            ----------------   ---------------    ---------------   ----------------


INCREASE (DECREASE) IN NET ASSETS

Operations:
 Net investment income..................     $    47,631,811    $   44,540,143     $   35,413,961    $    36,157,464
 Net realized gain (loss) on investments              52,064           130,223            187,048            160,896
                                             ---------------    --------------     --------------    ---------------
 Increase in net assets from operations.          47,683,875        44,670,366         35,601,009         36,318,360
Dividends to shareholders:
 Net investment income
    Class A..............................    (    35,478,855)   (   33,451,731)    (   29,587,255)   (    27,085,557)
    Class B..............................    (    12,152,956)   (   11,087,370)    (    5,826,706)   (     9,071,907)
 Net realized gain on investments
    Class A..............................             --                 --        (      154,608)** (       133,784)*
    Class B..............................             --                 --        (       32,440)** (        27,112)*
Capital share transactions (Note 3):
    Class A..............................         44,913,178        94,199,071         68,960,418        197,028,406
    Class B..............................         47,570,497         1,902,497     (   57,202,131)   (   180,629,804)
                                             ---------------    --------------     --------------    ---------------
    Total increase (decrease)............         92,535,739        96,232,833         11,758,287         16,398,602
Net assets:
    Beginning of year....................        975,904,375       879,671,542        792,789,311        776,390,709
                                             ---------------    --------------     --------------    ---------------
    End of year..........................    $ 1,068,440,114    $  975,904,375     $  804,547,598    $   792,789,311
                                             ===============    ==============     ==============    ===============


* Represents a Long Term Capital Gain distribution of $0.000202949 per share declared to shareholders of record as of August 30, 1996 and paid on September 15, 1996.

** Represents a Long Term Capital Gain distribution of .000262202 per share declared to shareholders of record as of October 22, 1996 and paid on November 15,1996.





-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
===============================================================================

1. Summary of Accounting Policies.

Short Term Income Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is presently comprised of two Portfolios, Money Market Portfolio and U.S. Government Portfolio, with each Portfolio having two classes of stock authorized, Class A and Class B. The Class A shares of each Portfolio are subject to a service fee pursuant to each Portfolio's Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects, the Class A and Class B shares represent the same interest in the income and assets of each respective Portfolio. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows.

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

     b) Federal Income Taxes -
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (including realized capital gains and losses), determined on a class level, are declared daily and paid monthly. With respect to the Money Market Portfolio, realized capital gains and losses are excluded.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Management Contract, the Money Market Portfolio pays a management fee to Reich & Tang Asset Management, L.P. (the Manager) at the annual rate of .30% of the Portfolio's average daily net assets not in excess of $750 million, plus
 .29% of such assets in excess of $750 million but not in excess of $1 billion, plus .28% of such assets in excess of $1 billion but not in excess of $1.5 billion, plus .27% of such assets in excess of $1.5 billion. The U.S. Government Portfolio pays a management fee to the Manager equal to .275% of the Portfolio's average daily net assets not in excess of $250 million, plus .25% of such assets in excess of $250 million. The Manager has agreed to reimburse the Fund for its
net   operating   expenses   (exclusive  of  taxes,   brokerage,   interest  and
extraordinary expenses) to the extent that such expenses, including the management fee, for any fiscal year exceed 1% of the average daily net assets of each Portfolio for such fiscal year. No such reimbursement was required for the year ended August 31 , 1997.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================

2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to an Administrative Services Agreement, each Portfolio pays to the Manager an annual fee of .21% of each Portfolio's average daily net assets not in excess of $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to the Class A shares of each Portfolio. For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio with respect only to the Class A shares, a service fee equal to .25% per annum of each Portfolio's average daily net assets.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $9,000 per annum plus $1,250 per meeting attended.

Included in the Statements of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $902,331 and $382,242 for the Money Market Portfolio and the U.S. Government Portfolio, respectively, paid to Reich & Tang Services L.P., an affiliate of the Manager as servicing agent for the Fund. Included under the captions "Custodian expenses" and "Shareholder servicing and related shareholder expenses" are expense offsets of $51,020 and $15,594 for the Money Market Portfolio and the U.S. Government Portfolio, respectively.











-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
===============================================================================
3. Capital Stock.

At August 31, 1997, 10,000,000,000 shares of $.001 par value stock were authorized and capital paid in for the Money Market Portfolio and the U.S. Government Portfolio amounted to $1,070,487,643 and $804,547,598, respectively. Transactions in capital stock, all at $1.00 per share, were as follows:



                                                Money Market Portfolio                 U.S. Government Portfolio
                                         ----------------------------------       ------------------------------------
                                            Year Ended          Year Ended          Year Ended            Year Ended
                                              8/31/97             8/31/96             8/31/97               8/31/96
                                          -------------      --------------       --------------        --------------
Class A
Sold................................        762,333,045        750,205,484           673,017,142           784,780,227
Issued on reinvestment of dividends.         32,106,578         29,962,057            29,037,928            26,088,090
Redeemed............................      ( 749,526,445)     ( 685,968,470)       (  633,094,652)       (  613,839,911)
                                          -------------      -------------        --------------        --------------
Net increase (decrease).............         44,913,178         94,199,071            68,960,418           197,028,406
                                          =============      =============        ==============        ==============

Class B
Sold................................        794,418,253        635,780,156           422,620,917           752,064,206
Issued on reinvestment of dividends.         11,723,232         10,765,783             5,304,650             8,117,333
Redeemed............................      ( 758,570,988)     ( 644,643,442)       (  485,127,698)       (  940,811,343)
                                          -------------      -------------        --------------        --------------
Net increase (decrease).............         47,570,497          1,902,497        (   57,202,131)       (  180,629,804)
                                          =============      =============        ==============        ==============



4. Sales of Securities.

Accumulated undistributed realized losses of the Money Market Portfolio at August 31, 1997 amounted to $2,231,151. Such amount represents tax basis capital losses which may be carried forward to offset future capital gains through August 31, 2004.








-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================

5. Financial Highlights.
                                                                                   Money Market Portfolio
CLASS A                                                                            Year Ended August 31,
-------                                            --------------------------------------------------------------------------------
                                                      1997              1996             1995              1994             1993
                                                   -----------       -----------      -----------      -----------       ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year..............   $   1.00          $   1.00         $   1.00         $   1.00          $   1.00
                                                   ----------        ----------       ----------       ----------        ----------
Income from investment operations:
   Net investment income.......................        0.046             0.047            0.047            0.029             0.027
Less distributions:
   Dividends from net investment income.........   (   0.046)        (   0.047)       (   0.047)       (   0.029)        (   0.027)
                                                    ---------         --------         --------         --------          --------
Net asset value, end of period..................   $   1.00          $   1.00         $   1.00         $   1.00          $   1.00
                                                   ==========        ==========       ==========       ==========        ==========
Total Return....................................       4.66%             4.71%            4.82%(b)         2.93%             2.69%
Ratios/Supplemental Data
Net assets, end of year  (000)..................   $  801,001        $  756,094       $  661,795       $  676,756        $  706,074
Ratios to average net assets:
   Expenses.....................................       0.99%             0.98%            0.88%            0.91%             0.91%
   Net investment income........................       4.57%             4.63%            4.75%            2.89%             2.59%
   Management, administration and shareholder
       servicing fees waived....................        --               0.02%            0.13%             --               0.04%
   Expenses paid indirectly.....................       0.01%             0.01%             --               --                --


                                                                                   Money Market Portfolio
CLASS B (a)                                                                        Year Ended August 31,
-------                                            --------------------------------------------------------------------------------
                                                      1997              1996             1995              1994             1993
                                                   ----------        ----------       ----------       ----------        ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year..............   $   1.00          $   1.00         $   1.00         $   1.00          $   1.00
                                                   ----------        ----------       ----------       ----------        ----------
Income from investment operations:
   Net investment income.......................        0.049             0.049            0.050            0.031             0.021
Less distributions:
   Dividends from net investment income.........   (   0.049)        (   0.049)       (   0.050)       (   0.031)        (   0.021)
                                                    --------          --------         --------         --------          --------
Net asset value, end of period..................   $    1.00          $   1.00        $   1.00         $   1.00          $   1.00
                                                   ==========        ==========       ==========       ==========        ==========
Total Return....................................        5.01%             5.00%           5.08%(b)         3.19%             2.84%*
Ratios/Supplemental Data
Net assets, end of year (000)..................    $   267,439        $  219,810       $ 217,877       $  422,005        $  453,093
Ratios to average net assets:
   Expenses.....................................        0.66%             0.70%           0.62%            0.67%             0.71%*
   Net investment income........................        4.90%             4.91%           4.90%            3.13%             2.75%*
   Management, administration and shareholder
       servicing fees waived....................         --               0.02%           0.13%             --               0.01%
   Expenses paid indirectly.....................        0.01%             0.01%            --               --                --

*    Annualized
(a)  Distribution of Class B shares commenced November 30, 1992.
(b) Includes the effect of a capital contribution from the Manager. Without the capital contribution, the total return would have been 3.42% for Class A and 3.69% for Class B.


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
===============================================================================


5. Financial Highlights. (Continued)
                                                                                  U.S. Government Portfolio
CLASS A                                                                            Year Ended August 31,
-------                                            --------------------------------------------------------------------------------
                                                      1997              1996             1995              1994             1993
                                                   ----------        ----------       ----------       ----------        ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year..............   $   1.00          $   1.00         $   1.00         $   1.00          $   1.00
                                                   ----------        ----------       ----------       ----------        ----------
Income from investment operations:
     Net investment income......................       0.046             0.047            0.048            0.028             0.025
Less distributions:
     Dividends from net investment income.......   (   0.046)        (   0.047)       (   0.048)       (   0.028)        (   0.025)
                                                    --------          --------        ---------         ---------         --------
Net asset value, end of period..................   $   1.00          $   1.00        $    1.00         $   1.00          $   1.00
                                                   ==========        ==========       ==========       ==========        ==========
Total Return....................................       4.73%             4.81%            4.93%            2.79%             2.56%
Ratios/Supplemental Data
Net assets, end of year  (000)..................   $  735,581        $  666,620      $   469,592       $  398,699        $  429,164
Ratios to average net assets:
   Expenses.....................................       0.81%             0.81%            0.80%            0.85%             0.85%
   Net investment income........................       4.61%             4.68%            4.83%            2.75%             2.52%



                                                                                 U.S. Government Portfolio
CLASS B (a)                                                                       Year Ended August 31,
-------                                            --------------------------------------------------------------------------------
                                                      1997              1996             1995              1994             1993
                                                   ----------        ----------       ----------       ----------        ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year..............   $   1.00          $   1.00         $   1.00         $   1.00          $   1.00
                                                   ----------        ----------       ----------       ----------        ----------
Income from investment operations:                     0.049             0.050            0.051            0.030             0.021
     Net investment income......................
Less distributions:
     Dividends from net investment income.......   (   0.049)         (  0.050)       (   0.051)       (   0.030)        (   0.021)
                                                    --------           --------        --------        ---------          --------
Net asset value, end of period..................   $   1.00          $   1.00        $    1.00         $   1.00          $   1.00
                                                   ==========        ==========       ==========       ==========        ==========
Total Return....................................       5.00%             5.07%            5.19%            3.04%             2.75%*
Ratios/Supplemental Data
Net assets, end of year  (000)..................   $   68,967        $  126,169      $   306,799       $   80,196        $  101,391
Ratios to average net assets:
   Expenses.....................................       0.55%             0.56%            0.55%            0.60%             0.63%*
   Net investment income........................       4.86%             5.04%            5.20%            2.98%             2.68%*


*    Annualized
(a)  Distribution of Class B shares commenced November 30, 1992.




-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
INDEPENDENT AUDITOR'S REPORT

===============================================================================


The Board of Directors and Shareholders
Short Term Income Fund, Inc.


We have audited the accompanying statements of net assets of Money Market Portfolio and the U.S. Government Portfolio of Short Term Income Fund, Inc. as of August 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Portfolio and the U.S. Government Portfolio of Short Term Income Fund, Inc. as of August 31, 1997, the results of its operations, the changes in its net assets and the selected financial information for the periods indicated, in conformity with generally accepted accounting principles.





                                                 /s/ McGladrey & Pullen, LLP


September 30, 1997
New York, New York



-------------------------------------------------------------------------------

-------------------------------------------------------------------------------




-------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
-------------------------------------------------------------------------------


Short Term Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, Missouri 64105


 Transfer Agent &
    Dividend Disbursing Agent
     Reich & Tang Services L.P.
     600 Fifth Avenue
     New York, New York 10020


-------------------------------------------------------------------------------